ACQUISITIONS AND DIVESTITURES - Schedule of Statement of Cash Flows Related to Discontinued Operations (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net cash used in operating activities - discontinued operations	$ (15,772)	$ (61,521)
Net cash used in investing activities - discontinued operations	$ (6,703)	$ (8,027)